Development Expenses	12 Months Ended
Dec. 31, 2024
Development Expenses [Abstract]
Development Expenses
Note 24 - Development Expenses

	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Payroll, salaries and associated expenses	7,121	3,565	2,558
Other development expenses	4,480	2,782	3,029

Total	11,601	6,347	5,587